SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
On February 17, 2025, the Company amended its Credit Agreement (see Note 6) to increase the aggregate principal amount of the Revolving Credit Facility by $8 million, resulting in a total principal amount of $58 million.